INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53233

April 15, 2019

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File Nos. 333-122901 and 811-21719 on behalf of the WCM Focused International Value Fund

The Trust is filing Post-Effective Amendment No. 1093 to its Registration Statement under Rule 485(a)(2) to create one new series, the WCM Focused International Value Fund.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary